Borrowings - Summary of Non-convertible Debentures Issued by the Group (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 79,368	$ 1,046	₨ 165,923
9.20% due February 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	20,000	264	20,000
7.68% due February 2024
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	9,972	131
9.20% due December 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	7,494	99	7,487
8.75% due June 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	12,698	167	12,690
8.90% due December 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			8,991
8.75% due September 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			2,500
5.35% due September 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	28,140	371	35,163
9.18% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			10,000
9.27% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			9,999
8.50% due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			16,500
8.75% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			2,500
8.50% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			23,500
8.55% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			10,000
0.00% due September 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 1,064	$ 14	1,666
7.50% due March-2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			₨ 4,927